$192.1M Offering (Details) - USD ($)				3 Months Ended
	Sep. 08, 2021	Aug. 27, 2021	Aug. 25, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Aug. 03, 2020
Class of Stock [Line Items]
Stock Issued During Period, Value, New Issues		$ 456,000		$ 186,778,000	$ 7,642,000	$ 597,000	$ 268,000
Warrant, Outstanding	11,299,000
Shares Issued, Price Per Share	$ 8.50		$ 4.25					$ 3.25
Exercise Price of Warrants	$ 9.50
Warrant Term	5 years
Warrant or Right, Reason for Issuance, Description	A holder (together with its affiliates) may not exercise any portion of such holder's warrants to the extent that the holder would own more than 4.99% of the Company's outstanding common shares immediately after exercise, except that upon notice from the holder to the Company, the holder may decrease or increase the limitation of ownership of outstanding stock after exercising the holder's warrants up to 9.99% of the number of common shares outstanding immediately after giving effect to the exercise, as such percentage ownership is determined in accordance with the terms of the warrants, provided that any increase in such limitation shall not be effective until 61 days following notice to the Company.		The August 2021 Warrants include a provision restricting the warrant holder from exercising it if the aggregate number of common shares held by the warrant holder equals or exceeds 4.99% of the issued and outstanding shares of the Company, calculated on a partially converted basis
Proceeds from Issuance or Sale of Equity	$ 176,300,000		$ 10,100,000
Stock Issued During Period, Shares, New Issues	22,600,000	135,000	2,488,530